Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail) - Derivative Mortgage Loans Commitments [Member]	Dec. 31, 2016
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	33.00%
Inherent MSR value (basis points per loan)	(34.00%)
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	203.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	80.00%
Inherent MSR value (basis points per loan)	113.00%